FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income
Income from interest, commission and fee	R$ 692,767	R$ 863,828	R$ 876,212
Income from financial investments	637,001	972,602	763,016
Additional moratorium on electricity	325,943	341,672	252,112
Other financial income	482,707	343,688	532,054
Total Financial income	2,138,418	2,521,790	2,423,394
Financial expenses
Debt charges	(2,740,371)	(2,853,532)	(3,247,747)
Leasing charges	(449,295)	(367,234)	(340,819)
Charges on shareholders' funds	(3,826)	(81,766)	(271,130)
Other financial expenses	(1,161,874)	(962,160)	(1,407,838)
Total Financial expenses	(4,355,366)	(4,264,692)	(5,267,534)
Financial results, net
Monetary variations	(161,648)	283,376	416,959
Exchange variations	(403,569)	(544,137)	35,008
Derivatives financial instruments	725,826	332,017	(56,613)
Financial results, net	160,609	71,256	395,354
Financial result	R$ (2,056,339)	R$ (1,671,646)	R$ (2,448,786)